United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.1%
		Non-Agency Mortgage—0.1%
$3,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.371%, 2/25/2024	$3,036,578
1,953,817		Connecticut Avenue Securities, Series 2014-C02, Class 2M1, 1.121%, 5/25/2024	1,927,941
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $4,916,638)	4,964,519
		CORPORATE BONDS—39.5%
		Basic Industry—Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,757,669
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	2,927,498
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	558,858
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,164,267
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,119,362
300,000		Praxair, Inc., 3.25%, 9/15/2015	304,664
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,865,919
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, Series 144A, 6.70%, 11/1/2015	5,157,990
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,909,953
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,920,238
		TOTAL	27,686,418
		Basic Industry—Metals & Mining—2.1%
650,000		Alcan, Inc., 5.00%, 6/1/2015	656,809
500,000		Alcoa, Inc., 5.87%, 2/23/2022	566,163
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,510,884
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,292,439
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	963,245
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,765,840
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,566,412
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,255,404
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,313,728
9,730,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	10,762,839
4,400,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	4,628,800
3,300,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.00%, 8/5/2020	3,584,625
3,100,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	3,363,112
4,515,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.50%, 3/1/2041	4,774,612
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,541,455
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,557,740
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,388,103
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,905,600
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	3,963,900
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,668,014
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,241,199
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,347,161
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,806,645
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	9,921,967
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,316,250
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,148,197
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,583,203

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry—Metals & Mining—continued
$13,680,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	$15,645,652
		TOTAL	135,039,998
		Basic Industry - Paper—0.3%
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,535,772
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,606,318
152,000		Westvaco Corp., 7.65%, 3/15/2027	166,231
1,050,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,142,888
8,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.625%, 9/15/2023	8,792,384
		TOTAL	19,243,593
		Capital Goods - Aerospace & Defense—0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	611,918
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,726,775
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,679,375
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	4,009,049
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,859,257
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,174,048
		TOTAL	18,060,422
		Capital Goods - Building Materials—0.5%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	507,375
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,640,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,257,430
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	7,751,330
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	3,137,238
		TOTAL	29,293,373
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	8,026,238
5,635,000		Caterpillar Financial Services Corp., Sr. Unsecd. Note, Series MTN, 1.00%, 11/25/2016	5,659,890
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	83,496
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	506,265
		TOTAL	14,275,889
		Capital Goods - Diversified Manufacturing—0.7%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,227,202
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,213,613
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,268,344
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	443,926
6,460,000		Harsco Corp., 5.75%, 5/15/2018	6,815,300
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,249,394
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,674,197
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	3,979,287
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,407,842
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	10,373,589
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,642,550
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,663,995
		TOTAL	41,959,239
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,743,177
		Communications - Cable & Satellite—0.8%
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,496,536
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,756,278

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	$2,022,738
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,844,424
3,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	3,208,059
3,200,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	3,302,115
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,962,340
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,209,425
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,115,916
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,724,836
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,427,924
		TOTAL	51,070,591
		Communications - Media & Entertainment—1.9%
7,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	7,236,033
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,504,262
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,596,237
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,219,826
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,406,178
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,245,950
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,355,424
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	255,551
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	9,386,596
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	841,489
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,823,110
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,484,985
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,201,942
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,539,846
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,972,599
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,750,154
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,855,290
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,677,155
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,651,114
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	10,641,710
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,844,782
		TOTAL	120,490,233
		Communications - Telecom Wireless—0.8%
16,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	17,179,680
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,307,666
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,825,948
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	9,497,200
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,692,924
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,349,671
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,745,993
		TOTAL	49,599,082
		Communications - Telecom Wirelines—1.3%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,781,113
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	6,099,462
4,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	4,444,875
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	16,694,550
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,200,000
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	6,059,195

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	$4,698,126
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,586,830
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,647,362
13,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,955,101
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,711,933
9,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	11,860,182
		TOTAL	83,738,729
		Consumer Cyclical - Automotive—1.5%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,945,307
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,087,550
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,756,142
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	5,587,648
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,324,738
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,915,199
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	5,471,554
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,707,325
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	6,283,450
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,251,547
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,069,597
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,027,398
5,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	5,120,895
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,125,931
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,284,352
5,500,000		Magna International, Inc., 3.625%, 6/15/2024	5,641,119
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,043,666
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,321,850
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,353,885
		TOTAL	99,319,153
		Consumer Cyclical - Leisure—0.5%
15,225,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	16,166,590
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,399,926
		TOTAL	29,566,516
		Consumer Cyclical - Lodging—0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,549,125
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,813,543
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,491
		TOTAL	8,370,159
		Consumer Cyclical - Retailers—0.9%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,381,985
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,883,352
8,900,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	9,691,931
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	7,052,437
500,000		CVS Health Corp., 4.75%, 5/18/2020	566,503
496,545	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	546,855
2,560,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,782,085
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	10,870,580
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,831,046
2,950,000	[1,2]	Tiffany & Co., Sr. Unsecd. Note, Series 144A, 3.80%, 10/1/2024	2,994,377

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$10,400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.30%, 4/22/2024	$11,047,098
		TOTAL	57,648,249
		Consumer Cyclical - Services—0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,774,352
7,500,000		Expedia, Inc., 4.50%, 8/15/2024	7,580,955
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	3,149,989
		TOTAL	13,505,296
		Consumer Non-Cyclical - Food/Beverage—1.2%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	278,429
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	423,700
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,087,995
4,480,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	5,637,784
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,366,805
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,697,375
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	10,008,151
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	675,545
4,995,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	6,958,749
5,000,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	5,424,845
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	207,086
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	271,749
15,160,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	15,805,407
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	253,278
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	1,537,736
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,716,304
7,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	8,586,419
		TOTAL	74,937,357
		Consumer Non-Cyclical - Health Care—0.2%
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,561,626
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,271,564
1,690,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,773,670
1,590,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,743,376
1,000,000		Covidien International Finance SA, 2.80%, 6/15/2015	1,006,673
2,360,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	2,420,895
		TOTAL	15,777,804
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,757,048
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,896,333
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,797,678
12,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	12,825,756
8,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	10,042,888
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,262,290
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,390,340
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	568,288
		TOTAL	40,540,621
		Consumer Non-Cyclical - Products—0.2%
830,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	846,164
3,000,000		Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	3,156,180
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,456,588
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	2,062,022

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—continued
$500,000		Procter & Gamble Co., 2.30%, 2/6/2022	$506,783
		TOTAL	11,027,737
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	4,110,819
		Consumer Non-Cyclical - Tobacco—0.2%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,496,069
8,700,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	9,337,240
		TOTAL	11,833,309
		Energy - Independent—0.7%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	10,161,330
10,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	10,120,520
2,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	2,669,644
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,676,436
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,955,540
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,585,332
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,721,650
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	945,984
		TOTAL	47,836,436
		Energy - Integrated—1.3%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,414,325
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,417,976
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,141,272
100,000		BP PLC, Deb., 8.75%, 3/1/2032	139,458
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,075,330
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,556,757
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,624,080
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,859,645
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,104,375
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,672,774
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,368,844
20,300,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	16,759,680
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	7,044,880
4,110,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,453,974
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	999,195
		TOTAL	85,632,565
		Energy - Midstream—0.9%
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	16,295,370
5,275,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	5,495,590
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,240,500
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,390,378
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	443,912
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,809,210
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,768,744
500,000		Sunoco, Inc., 5.75%, 1/15/2017	535,727
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,707,623
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	8,553,173
2,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	2,685,884
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,392,990
		TOTAL	57,319,101

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.4%
$4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	$4,460,694
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	5,929,236
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,669,110
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,995,293
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	5,032,563
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	237,819
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,073,677
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	5,804,924
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,545,624
		TOTAL	28,748,940
		Energy - Refining—0.3%
2,300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	2,355,846
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,628,905
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,240,657
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,994,515
		TOTAL	16,219,923
		Financial Institution - Banking—6.6%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	557,105
9,995,000		American Express Co., 2.65%, 12/2/2022	9,964,165
580,000		American Express Co., Sr. Unsecd. Note, Series MTN, 2.75%, 9/15/2015	587,009
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,011,058
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	8,944,954
4,210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	4,264,604
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,213,086
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,316,783
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,093,350
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	13,701,555
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,621,730
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	555,092
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,836,918
11,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	12,230,436
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	566,768
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,746,218
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,826,204
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,258,552
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,820,647
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,119,095
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	19,035,036
2,595,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	2,617,935
975,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,337,746
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	14,197,557
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,282,180
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	326,690
4,500,000		Comerica, Inc., 3.80%, 7/22/2026	4,567,036
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,548,631
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 2.75%, 9/29/2019	6,058,692
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,277,421
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	562,723
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	520,524

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	$1,542,696
3,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	3,072,507
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,589,069
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	568,048
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,424,132
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,173,820
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	13,598,160
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	537,264
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,563,871
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,321,010
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,093,803
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,769,809
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,509,027
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,585,127
3,000,000		JPMorgan Chase & Co., Series MTN, 2.756%, 2/25/2021	2,997,000
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,147,067
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	11,072,780
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,998,720
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,146,190
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,371,603
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,033,190
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,286,056
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series GMTN, 6.40%, 8/28/2017	556,624
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,082,348
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,342,712
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,715,101
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	578,647
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.322%, 5/17/2023	2,067,270
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,870,076
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,104,858
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,517,550
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,515,668
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,715,177
3,400,000		National City Bank, Series BKNT, 5.25%, 12/15/2016	3,632,954
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,229,762
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,374,580
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.890%, 3/29/2049	472,500
565,974	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	359,178
5,000,000		Royal Bank of Canada, Montreal, 1.20%, 9/19/2017	4,991,155
3,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,970,489
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	776,687
7,660,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	7,761,618
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	590,211
3,000,000	[1,2]	Toronto Dominion Bank, Series 144A, 2.20%, 7/29/2015	3,021,978
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,085,207
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	552,192
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,825,284
17,000,000		Wells Fargo & Co., 2.125%, 4/22/2019	17,145,758
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,363,605

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	$6,055,911
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,337,414
		TOTAL	423,580,963
		Financial Institution - Broker/Asset Mgr/Exchange—1.6%
8,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	9,190,892
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,717,500
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,220,032
553,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	618,295
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,661,577
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,759,290
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,763,611
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,222,008
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,240,540
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,542,576
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,546,600
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,841,581
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,678,567
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,387,411
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,673,449
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,500,172
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,382,249
		TOTAL	102,946,350
		Financial Institution - Finance Companies—1.1%
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,610,040
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,519,144
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,477,299
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,096,929
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,823,035
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	697,264
1,750,000		General Electric Capital Corp., Series GMTN, 5.625%, 9/15/2017	1,941,200
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	400,369
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	798,314
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	579,200
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,666,070
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	9,993,887
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,145,912
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	205,153
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,191,420
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,655,900
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,039,239
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,621,479
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,015,940
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,541,073
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	1,004,288
		TOTAL	71,023,155
		Financial Institution - Insurance - Health—0.1%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,429,968
1,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,334,041
		TOTAL	7,764,009

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—2.4%
$730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	$763,846
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,005,429
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,564,650
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,547,682
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	1,072,383
5,000,000		American International Group, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2020	5,297,880
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,838,862
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,696,573
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	10,369,728
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,440,348
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	520,158
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,944,982
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,165,715
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,249,963
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	26,759,676
7,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	7,407,156
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,588,142
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,682,800
8,000,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	8,475,104
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	339,476
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	583,529
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	15,234,110
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,989,148
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	3,093,661
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,216,455
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,404,705
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	519,666
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	275,939
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,635,109
		TOTAL	152,682,875
		Financial Institution - Insurance - P&C—1.1%
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	532,450
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,864,176
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,186,160
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,045,345
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,271,731
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,771,931
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,542,933
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,285,280
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	870,260
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	4,015,325
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,917,812
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,325,290
75,000		Loews Corp., 5.25%, 3/15/2016	78,314
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,655,238
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,486,068
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,169,570
		TOTAL	68,017,883

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—0.4%
$10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	$10,337,956
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,925,655
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,289,981
9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,138,501
		TOTAL	26,692,093
		Financial Institution - REIT - Healthcare—0.3%
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,644,749
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,934,629
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,184,814
4,100,000		Healthcare Trust of America, 3.70%, 4/15/2023	4,094,543
		TOTAL	16,858,735
		Financial Institution - REIT - Office—0.3%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,086,829
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,163,728
4,410,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	4,607,361
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,223,148
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,077,463
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	322,045
		TOTAL	21,480,574
		Financial Institution - REIT - Other—0.4%
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,241,400
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,175,920
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,296,796
2,309,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	2,717,384
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,386,690
		TOTAL	27,818,190
		Financial Institution - REIT - Retail—0.3%
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	952,219
7,000,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,084,413
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,316,616
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,690,029
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,804,205
		TOTAL	17,847,482
		Municipal Services - 0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	902,551
1,530,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,711,228
		TOTAL	2,613,779
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,876,271
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,215,104
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,044,661
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,320,534
		TOTAL	14,456,570
		Technology—2.0%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,654,111
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,970,103
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,863,359
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,946,387
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,739,865

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	$2,036,150
250,000		Corning, Inc., 4.25%, 8/15/2020	274,647
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,768,055
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,594,022
14,820,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	16,758,234
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,343,954
1,830,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,897,776
400,000		IBM Corp., 1.875%, 5/15/2019	404,721
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,587,922
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,074,002
11,630,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	11,813,010
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,428,441
10,000,000		Oracle Corp., 5.00%, 7/8/2019	11,300,850
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,642,983
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,041,853
10,000,000		Oracle Corp., Sr. Unsecd. Note, 2.25%, 10/8/2019	10,191,720
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	566,157
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,036,685
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,833,092
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,115,646
		TOTAL	128,883,745
		Transportation - Airlines—0.2%
223,086		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	245,662
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	11,452,250
		TOTAL	11,697,912
		Transportation - Railroads—0.7%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,947,247
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,500,293
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,250,581
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,825,378
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,567,495
5,925,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	5,850,896
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	8,161,736
2,000,000		Union Pacific Corp., 5.65%, 5/1/2017	2,189,224
3,830,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	3,900,062
5,000,000		Union Pacific Corp., Sr. Unsecd. Note, 3.25%, 1/15/2025	5,238,365
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,402,219
		TOTAL	46,833,496
		Transportation - Services—0.6%
7,702,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	8,649,839
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,074,482
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,848,596
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,300,840
5,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	5,741,599
3,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	3,565,000
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,166,971
		TOTAL	35,347,327
		Utility - Electric—1.9%
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,134,643

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	$4,233,883
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,931,595
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,008,972
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,810,341
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,247,200
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	438,690
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,968,181
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	556,135
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	12,018,525
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	7,252,768
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	274,677
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	609,951
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	151,783
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	10,276,389
1,020,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,076,133
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	3,009,059
747,107	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	790,059
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	6,084,779
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,731,790
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,177,252
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,199,031
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,641,261
3,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	3,373,917
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,087,388
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	958,653
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	349,801
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,501,876
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,619,965
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,747,210
3,360,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	3,386,998
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	463,692
500,000		Public Service Co., 1st Mtg. Bond, 5.125%, 6/1/2019	568,177
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	583,140
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	2,004,504
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,686,533
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,473,168
		TOTAL	121,428,119
		Utility—Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	672,391
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,602,469
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	11,041,804
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,028,415
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,871,878
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,218,844
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,532,649
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,526,638
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,864,255

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility—Natural Gas—continued
$2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	$2,420,339
		TOTAL	40,779,682
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,350,888,310)	2,537,347,668
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
10,701		FNMA ARM 681769, 2.215%, 1/01/2033	11,300
		Government National Mortgage Association—0.0%
2,162		GNMA2 ARM 80201, 30 Year, 2.00%, 5/20/2028	2,255
860		GNMA2 ARM 8717, 1.625%, 10/20/2025	883
		TOTAL	3,138
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $14,155)	14,438
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	2,002,482
		Financial Institution - Finance Companies—0.0%
143,164		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	110,825
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B, Class A2B, 1.272%, 6/17/2030	6,033,814
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,143,283)	8,147,121
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Agency Commercial Mortgage-Backed Security—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Series 2013-K25, Class B, 3.618%, 11/25/2045	8,407,700
		Commercial Mortgage—3.2%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 5.821%, 2/10/2051	8,366,582
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,123,649
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	8,046,771
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	12,170,154
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,125,201
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.969%, 6/10/2046	7,596,392
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,487,348
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,736,148
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	5,625,556
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	8,072,047
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 9/10/2047	8,713,142
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,905,459
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	14,631,583
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	7,481,029
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.084%, 12/12/2049	18,432,784
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,191,822
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,295,131
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,198,639
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,877,722
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,821,772
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,944,831

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	$8,523,475
		TOTAL	202,367,237
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $199,408,873)	210,774,937
		GOVERNMENT AGENCIES—0.2%
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	249,675
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	99,800
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,112,122
5,000,000		Federal Home Loan Bank System, 3.50%, 12/9/2016	5,248,974
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,577,924
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	503,745
3,000,000		Federal National Mortgage Association, 4.065%, 2/15/2018	3,258,348
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,494,161)	13,050,588
		U.S. TREASURY—10.2%
		U.S. Treasury Bonds—4.7%
15,000,000		United States Treasury Bond, 2.50%, 2/15/2045	14,708,203
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	123,502,575
55,000,000		United States Treasury Bond, 3.00%, 11/15/2044	59,669,841
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,163,125
52,000,000		United States Treasury Bond, 3.125%, 8/15/2044	57,705,372
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,934,414
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,573,369
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	10,392,233
15,000,000		United States Treasury Bond, 5.25%, 11/15/2028	20,335,546
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,566,500
		TOTAL	298,551,178
		U.S. Treasury Notes—5.5%
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2022	217,030
300,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2026	232,691
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2041	123,902
2,000,000		United States Treasury Note, 1.125%, 4/30/2020	1,958,571
2,000,000		United States Treasury Note, 1.25%, 11/30/2018	1,998,703
2,000,000		United States Treasury Note, 1.50%, 3/31/2019	2,010,859
33,000,000		United States Treasury Note, 1.625%, 12/31/2019	33,193,360
3,000,000	[5]	United States Treasury Note, 1.625%, 8/15/2022	2,954,517
10,000,000		United States Treasury Note, 2.00%, 10/31/2021	10,125,479
500,000		United States Treasury Note, 2.00%, 2/15/2022	506,458
5,000,000		United States Treasury Note, 2.125%, 6/30/2021	5,110,045
30,000,000		United States Treasury Note, 2.125%, 9/30/2021	30,628,587
25,000,000		United States Treasury Note, 2.250%, 11/15/2024	25,543,810
52,390,000		United States Treasury Note, 2.375%, 8/15/2024	54,104,216
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,878,484
41,506,800		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	41,858,960
60,393,000		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	62,987,067
31,537,915	[6]	U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	32,097,221
46,106,260		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	46,860,531
		TOTAL	354,390,491
		TOTAL U.S. TREASURY (IDENTIFIED COST $619,605,761)	652,941,669

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
$17,593	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	$19,716
10,891	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	12,361
34,651	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	36,278
8,895	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	9,301
28,372	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	32,266
193,698	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	211,799
276,570	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	299,599
2,026	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	2,082
	TOTAL	623,402
	Federal National Mortgage Association—0.0%
12,984	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	15,503
43,460	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	47,995
33,563	Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	35,224
74,351	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	83,526
666	Federal National Mortgage Association, Pool 599630, 6.50%, 8/1/2016	666
76,725	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	80,560
54,123	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	61,106
	TOTAL	324,580
	Government National Mortgage Association—0.1%
8,022	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	9,322
5,314	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	6,153
5,119	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	5,992
11,285	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	13,073
13,449	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	14,877
14,587	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	16,898
342	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	384
5,129	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	6,035
1,080	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,260
14,290	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	16,662
9,028	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	10,544
9,192	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	10,742
74,491	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	83,058
55,118	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	61,463
16,941	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	18,895
82,097	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	91,568
96,617	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	107,788
48,160	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	54,735
121,585	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	133,639
51,570	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	56,693
45,510	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	50,813
119,952	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	132,002
21,562	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	24,728
11,615	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	13,640
10,847	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	12,821
536	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	629
479	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	569
2,495	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,972
122	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	146
105,383	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	122,250

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$2,908	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	$3,402
1,975	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,277
21,188	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	25,381
63,344	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	74,667
536	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	631
112,326	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	123,635
87,102	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	97,951
1,342,738	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,534,012
325,916	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	356,335
352,336	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	387,123
38,292	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	43,293
34,321	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	39,801
38,612	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	43,919
	TOTAL	3,812,778
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,266,941)	4,760,760
	MUNICIPAL BONDS—0.4%
	Municipal Services—0.4%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	12,541,474
7,100,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	7,138,624
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	10,016,700
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $27,146,850)	29,696,798
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
	Commercial Mortgage—0.1%
3,800,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,916,820
500,000	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.556%, 8/15/2039	506,622
	TOTAL	4,423,442
	Federal Home Loan Mortgage Corporation—0.1%
2,000,000	Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,235,030
504,026	Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	533,602
374,263	Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025	411,751
1,991,039	Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,208,309
	TOTAL	5,388,692
	Federal National Mortgage Association—0.0%
3,470	Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	3,708
1,528	Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	1,671
241,282	Federal National Mortgage Association REMIC 2003-112 AN, 4.00%, 11/25/2018	252,259
2,000,000	Federal National Mortgage Association REMIC 2004-96 QD, 5.50%, 12/25/2034	2,413,832
	TOTAL	2,671,470
	Government National Mortgage Association—0.1%
139,683	Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	144,029
3,800,000	Government National Mortgage Association REMIC 2004-11 QG, 5.00%, 2/16/2034	4,245,978
900,247	Government National Mortgage Association REMIC 2004-27 PC, 5.50%, 3/20/2034	971,477
23,456	Government National Mortgage Association REMIC 2004-86 TA, 4.00%, 7/20/2034	23,802
	TOTAL	5,385,286
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,781,500)	17,868,890

Principal Amount or Shares			Value
		FOREIGN GOVERNMENT/AGENCY—0.4%
		Sovereign—0.4%
22,100,000		United Mexican States, 4.75%, 3/8/2044 (IDENTIFIED COST $23,048,827)	$23,647,000
		PREFERRED STOCK—0.0%
		Financial Institution - Finance Companies—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series G, 7.00% (IDENTIFIED COST $7,913)	26,199
		INVESTMENT COMPANIES—44.3%[7]
3,128,486		Emerging Markets Fixed Income Core Fund	109,102,639
3,678,188		Federated Bank Loan Core Fund	37,223,260
174,693,441		Federated Mortgage Core Portfolio	1,746,934,410
77,145,786	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	77,145,786
31,440,770		Federated Project and Trade Finance Core Fund	295,228,832
89,215,051		High Yield Bond Portfolio	577,221,381
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,752,696,101)	2,842,856,308
		REPURCHASE AGREEMENT—0.0%
$3,054,000		Interest in $795,000,000 joint repurchase agreement 0.08%, dated 2/27/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $795,005,300 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $818,855,459 (purchased with proceeds from securities lending collateral). (AT COST)	3,054,000
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $6,021,473,313)[9]	6,349,150,895
		OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	69,931,827
		TOTAL NET ASSETS—100%	$6,419,082,722
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	2,123	$464,041,362	June 2015	$459,545
11U.S. Treasury Note 5-Year Long Futures	3,320	$396,013,750	June 2015	$1,808,055
11U.S. Treasury Ultra Bond Long Futures	479	$80,606,719	June 2015	$1,892,455
11U.S. Treasury Note 10-Year Short Futures	9,044	$1,155,794,938	June 2015	$(8,940,336)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,780,281)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,093,730,085 and $1,239,042,359, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/15/2015	Morgan Stanley Capital SE	38,330,000 AUD	3,654,167,552 JPY	$(685,215)
4/15/2015	Barclays Bank PLC	26,430,000 EUR	41,781,866 SGD	$(1,034,494)
Contracts Sold:
4/15/2015	Morgan Stanley Capital SE	38,330,000 AUD	3,696,775,180 JPY	$1,041,598
4/15/2015	Barclays Bank PLC	26,430,000 EUR	42,198,931 SGD	$1,340,195
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$662,084
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,848,992 and $1,846,621, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Credit Suisse
Reference Entity	Series 22 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2019
Implied Credit Spread at 2/28/2015[12]	0.52%
Notional Amount	$160,000,000
Market Value	$3,114,848
Upfront Premiums Paid/(Received)	$2,468,800
Unrealized Appreciation	$646,048
The average notional amount of credit default swap contracts held by the Fund throughout the period was $160,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $482,197,867, which represented 7.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $468,438,763, which represented 7.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,399,926
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$546,613	$359,178
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of this security is temporarily on loan to an unaffiliated broker/dealer.
As of February 28, 2015, the security subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$2,954,517	$3,054,000
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated holdings.
8	7-day net yield.
9	At February 28, 2015, the cost of investments for federal tax purposes was $6,021,503,032. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $327,647,863. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $351,143,607 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,495,744.
10	Assets, other than investments in securities, less liabilities.
11	Non-income-producing security.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (‘Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$4,964,519	$—	$4,964,519
Corporate Bonds	—	2,536,988,490	359,178	2,537,347,668
Adjustable Rate Mortgages	—	14,438	—	14,438
Asset-Backed Securities	—	8,147,121	—	8,147,121
Commercial Mortgage-Backed Securities	—	210,774,937	—	210,774,937
Government Agencies	—	13,050,588	—	13,050,588
U.S. Treasury	—	652,941,669	—	652,941,669
Mortgage-Backed Securities	—	4,760,760	—	4,760,760
Municipal Bonds	—	29,696,798	—	29,696,798
Collateralized Mortgage Obligations	—	17,868,890	—	17,868,890
Foreign Government/Agency	—	23,647,000	—	23,647,000
Equity Securities:
Preferred Stock
Domestic	—	26,199	—	26,199
Investment Companies[1]	77,145,786	2,765,710,522[2]	—	2,842,856,308
Repurchase Agreement	—	3,054,000	—	3,054,000
TOTAL SECURITIES	$77,145,786	$6,271,645,931	$359,178	$6,349,150,895
OTHER FINANCIAL INSTRUMENTS[3]	$(4,780,281)	$3,776,932	$—-	$(1,003,349)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $2,473,079,017 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
EUR	—Euro
FNMA	—Federal National Mortgage Association
GNMA2	—Government National Mortgage Association
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SGD	—Singapore Dollar
STRIP	—Separated Trading of Registered Interest and Principal

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015